Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Entity Filer Category	Smaller Reporting Company